Note 2 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities	$ 57,500	$ 32,500	$ 32,500
Fair Value, Inputs, Level 1
Available for sale securities	0	0	0
Gains (Losses) recognized	0	0	0
Fair Value, Inputs, Level 2
Available for sale securities	0	0	0
Fair Value, Inputs, Level 3
Available for sale securities	$ 57,500	$ 32,500	$ 32,500